Time Deposits and Other Time Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Time Deposits And Other Time Liabilities Explanatory [Abstract]
Schedule of time deposits and other time liabilities
	As of December 31,
	2020	2019
	MCh$	MCh$

Deposits and other demand liabilities
Checking accounts	11,342,648	8,093,108
Other deposits and demand accounts	1,583,183	741,103
Other demand liabilities	1,635,062	1,463,221

Subtotal	14,560,893	10,297,432

Time deposits and other time liabilities
Time deposits	10,421,872	13,064,932
Time savings account	153,330	123,787
Other time liabilities	6,589	4,098

Subtotal	10,581,791	13,192,817
Total	25,142,684	23,490,249